INVENTORY	12 Months Ended
Mar. 31, 2025
Inventory Disclosure [Abstract]
INVENTORY [Text Block]

7. INVENTORY

A summary of the Company's inventory is as follows:

	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Finished goods	2,227,294	1,549,425	1,421,541
Work in process	1,558,428	1,136,096	1,139,116
Raw materials	265,703	180,533	148,064
	4,051,425	2,866,054	2,708,721